INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 1,519	$ 7,090
Work-in-progress	1,198	1,864
Finished goods	91,558	103,655
Inventories	$ 94,275	$ 112,609